Other income, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other income, net
Government grants	¥ 73,604	¥ 25,437	¥ 5,832
Others	(828)	(337)	(2,143)
Other income, net	¥ 72,776	¥ 25,100	¥ 3,689